Associates and Joint Ventures - Disclosure of Breakdown of Balances and Transactions Related to Associates and Joint Ventures Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Receivables from associates and joint ventures for current operations	€ 151	€ 121
Payables to associates and joint ventures	93	344
Revenue from operations with associates and joint ventures	39,993	39,277	€ 43,076
Associates and Joint Ventures
Disclosure of joint ventures [line items]
Receivables from associates and joint ventures for current operations	151	121
Payables to associates and joint ventures	93	344
Revenue from operations with associates and joint ventures	460	328	268
Expenses from operations with associates and joint ventures	315	122	€ 39
Associates and Joint Ventures | VMO2
Disclosure of joint ventures [line items]
Receivables from associates and joint ventures for current operations	40	54
Payables to associates and joint ventures	5	259
Revenue from operations with associates and joint ventures	130	103
Expenses from operations with associates and joint ventures	€ 63	€ 29